Earnings per share - Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share—
Net profit	$ 514,097	$ 348,054	$ 43,844
Weighted-average shares outstanding (in shares)	40,105,000	40,445,000	42,439,000
Non-vested dividend participating awards (in shares)	123,000	136,000	162,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	40,228,000	40,581,000	42,601,000
Basic (in dollars per share)	$ 12.78	$ 8.58	$ 1.03
Diluted earnings per share—
Net profit	$ 514,097	$ 348,054	$ 43,844
Interest on convertible senior notes	0	42,403	0
Net change in fair value of derivatives	0	(17,189)	0
Net profit income adjusted for the effect of dilution	$ 514,097	$ 373,268	$ 43,844
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	40,228,000	40,581,000	42,601,000
Convertible shares (in shares)	0	6,775,000	0
Adjusted weighted average number of ordinary (in shares)	40,228,000	47,356,000	42,601,000
Diluted (in dollars per share)	$ 12.78	$ 7.88	$ 1.03